Shareholder Report, Average Annual Return (Details) 74300184800_Putnam Dynamic Asset Allocation Conservative Fund_Class R6_TSR Annual {Class R6}		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		7.78%	5.03%	5.39%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.88%	(0.45%)	1.84%
Putnam Conservative Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Conservative Blended Benchmark
Average Annual Return, Percent	[1]	7.34%	4.48%	5.70%

[1]
†	The Putnam Conservative Blended Benchmark is comprised of 65% Bloomberg U.S. Aggregate Index, 25% Russell 3000 Index, 5% MSCI EAFE Index-NR and 5% JPMorgan Developed High Yield Index.